                          [LOGO] THE LEGENDS FUND, INC.



                               SEMI-ANNUAL REPORT



                                DECEMBER 31, 2000

                             THE LEGENDS FUND, INC.

                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2000


                                    Contents

President's Letter........................................................... 1
Financial Statements, Financial Highlights, and Schedules of
    Investments:
       Harris Bretall Sullivan & Smith Equity Growth Portfolio............... 2
       Third Avenue Value Portfolio.......................................... 6
       Gabelli Large Cap Value Portfolio.....................................10
       Baron Small Cap Portfolio.............................................14
Notes to Financial Statements................................................18



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.
--------------------------------------------------------------------------------

February 14, 2001

We are pleased to present the 2000 Semi-Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios for the six months and year ended December 31, 2000, respectively, are listed below:

                                                     SIX MONTHS ENDED            YEAR ENDED
            PORTFOLIO                               DECEMBER 31, 2000         DECEMBER 31, 2000
------------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth          (23.58%)                   (22.45%)
Third Avenue Value *                                    16.96%                     11.16%
Gabelli Large Cap Value *                               (3.97%)                    (4.70%)
Baron Small Cap *                                        3.42%                      1.24%

* Performance shown includes that of each Portfolio's previous sub-adviser prior to November 1, 2000.

Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 2000, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.


Sincerely,

/s/Edward J. Haines

Edward J. Haines
President
The Legends Fund, Inc.

                Harris Bretall Sullivan & Smith Growth Portfolio

                       Statement of Assets and Liabilities

                          December 31, 2000 (Unaudited)

ASSETS
  Investments in securities, at value (cost $35,159,785) - See accompanying schedule         $ 44,340,193
  Dividends and interest receivable                                                                13,991
                                                                                             ------------
    Total assets                                                                               44,354,184

LIABILITIES
  Accrued expenses                                                                                 90,445
  Redemptions payable                                                                                 874
                                                                                             ------------
    Total liabilities                                                                              91,319
                                                                                             ------------

NET ASSETS                                                                                   $ 44,262,865
                                                                                             ============
Net Assets consist of:
  Paid-in capital                                                                            $ 32,663,424
  Accumulated undistributed net realized gain on investments                                    2,419,033
  Net unrealized appreciation on investments                                                    9,180,408
                                                                                             ------------

NET ASSETS,  for 2,276,119 shares outstanding                                                $ 44,262,865
                                                                                             ============

NET ASSET VALUE, offering and redemption price per share                                     $      19.45
                                                                                             ============

                             Statement of Operations

                 Six Months Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME
  Dividends (net of foreign tax withheld of $79)                                             $    126,809
  Interest                                                                                         32,728
                                                                                             ------------
    Total investment income                                                                       159,537

EXPENSES
  Investment advisory and management fees                                                         173,731
  Custody and accounting fees                                                                      72,165
  Professional fees                                                                                16,146
  Directors' fees and expenses                                                                      8,898
  Printing expenses                                                                                 3,095
  Insurance                                                                                         2,942
  Other expenses                                                                                    2,184
                                                                                             ------------
    Total expenses                                                                                279,161
                                                                                             ------------
Net investment loss                                                                              (119,624)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                              2,456,618
  Net unrealized depreciation during the period on investments                                (15,797,395)
                                                                                             ------------
Net realized and unrealized loss on investments                                               (13,340,777)
                                                                                             ------------

Net decrease in net assets resulting from operations                                         $(13,460,401)
                                                                                             ============

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                       Statements of Changes in Net Assets


                                                                                  SIX MONTHS
                                                                                    ENDED
                                                                                 DECEMBER 31,
                                                                                     2000               YEAR ENDED
                                                                                 (UNAUDITED)           JUNE 30, 2000
                                                                                --------------         -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                                           $    (119,624)         $   (211,353)
  Net realized gain on investments                                                  2,456,618             9,414,873
  Net unrealized depreciation during the period on investments                    (15,797,395)             (932,936)
                                                                                --------------         -------------
    Net increase (decrease) in net assets resulting from operations               (13,460,401)            8,270,584

Distributions to shareholders from:
  Net realized gain                                                                (9,009,264)           (1,073,245)
                                                                                --------------         -------------
    Total distributions to shareholders                                            (9,009,264)           (1,073,245)

Capital share transactions:
  Proceeds from sales of shares                                                     5,317,862            15,302,142
  Proceeds from reinvested distributions                                            9,009,264             1,073,245
  Cost of shares redeemed                                                          (4,474,072)          (22,121,619)
                                                                                --------------         -------------
    Net increase (decrease) in net assets resulting from share transactions         9,853,054            (5,746,232)
                                                                                --------------         -------------

Total increase (decrease) in net assets                                           (12,616,611)            1,451,107

NET ASSETS
Beginning of period                                                                56,879,476            55,428,369
                                                                                --------------         -------------

End of period                                                                   $  44,262,865          $ 56,879,476
                                                                                ==============         =============


OTHER INFORMATION
Shares:
  Sold                                                                                210,813               545,381
  Issued through reinvestment of distributions                                        353,566                44,729
  Redeemed                                                                           (168,857)             (841,749)
                                                                                --------------         -------------
    Net increase (decrease)                                                           395,522              (251,639)
                                                                                ==============         =============

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                              Financial Highlights

                                                   SIX MONTHS
                                                      ENDED
                                                   DECEMBER 31
                                                      2000                               YEAR ENDED JUNE 30,
                                                                        ------------------------------------------------------------
                                                   (UNAUDITED)            2000         1999        1998        1997         1996
                                                  ----------------------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
   of period                                       $     30.25          $  26.00     $  21.11    $  17.53    $  14.49     $  12.85
 Income (loss) from investment operations:
   Net investment income (loss)                          (0.05)            (0.05)       (0.06)      - (a)        0.02       - (a)
   Net realized and unrealized
     gain (loss) on investments                          (5.95)             4.83         7.17        4.90        4.13         1.74
                                                  ----------------------------------------------------------------------------------
   Total from investment operations                      (6.00)             4.78         7.11        4.90        4.15         1.74

 Less distributions:
   From net investment income                              -                 -            -         (0.02)      - (a)        (0.01)
   From net realized gain                                (4.80)            (0.53)       (2.22)      (1.30)      (1.11)       (0.09)
                                                  ----------------------------------------------------------------------------------
   Total distributions                                   (4.80)            (0.53)       (2.22)      (1.32)      (1.11)       (0.10)
                                                  ----------------------------------------------------------------------------------

 Net asset value, end of period                        $ 19.45          $  30.25     $  26.00    $  21.11    $  17.53     $  14.49
                                                  ==================================================================================

 TOTAL RETURN                                          (23.58%) (b)        18.89%      35.19%      29.11%      30.23%       13.59%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
   (in thousands)                                  $    44,263          $ 56,879     $ 55,428    $ 37,662    $ 28,815     $ 23,810
 Ratio of expenses to average
   net assets                                            1.04%  (c)        1.01%        0.96%       0.95%       1.03%        1.04%
 Ratio of net investment income (loss)
   to average net assets                                (0.45%) (c)       (0.39%)      (0.29%)     (0.01%)      0.14%        0.03%
 Portfolio turnover rate                                   24%  (b)          40%          27%         57%         46%          58%


 (a) Less than $0.01 per share.
 (b) Not annualized.
 (c) Annualized.

 SEE ACCOMPANYING NOTES.

   Harris Bretall Sullivan & Smith Equity Growth Portfolio

                   Schedule of Investments

                       December 31, 2000 (Unaudited)

                                                                 Number of
 COMMON STOCKS (98.5%)                                            Shares        Value
                                                                ----------    ---------
 BASIC CHEMICAL, PLASTICS & SYNTHETICS (14.3%)
     American Home Products Corporation                             15,000    $ 953,250
     Genentech, Inc. (a)                                            16,200    1,320,300
     Pfizer, Inc.                                                   40,000    1,840,000
     Pharmacia Corporation                                          17,000    1,037,000
     Schering-Plough Corporation                                    21,400    1,214,450
                                                                              ---------
                                                                              6,365,000

 BUSINESS SERVICES (7.2%)
     America Online, Inc. (a)                                       21,900      762,120
     Microsoft Corporation (a)                                      19,000      824,719
     Siebel Systems Inc. (a)                                        11,800      797,606
     Sun Microsystems, Inc. (a)                                     30,000      835,313
                                                                              ---------
                                                                              3,219,758

 COMMUNICATIONS (4.1%)
     Qwest Communications International Inc. (a)                    24,000      984,000
     SBC Communications Inc.                                        17,500      835,625
                                                                              ---------
                                                                              1,819,625

 DEPOSITORY INSTITUTIONS (5.8%)
     Citigroup Inc.                                                 26,533    1,354,841
     Wells Fargo                                                    21,600    1,202,850
                                                                              ---------
                                                                              2,557,691

 ELECTRICAL & ELECTRONIC MACHINERY (16.5%)
     Broadcom Corporation (a)                                       10,100      848,716
     General Electric Company                                       41,400    1,984,610
     Intel Corporation                                              56,700    1,704,544
     Nortel Networks Corporation                                    22,000      705,375
     PMC-Sierra, Inc. (a)                                           10,000      786,250
     Texas Instruments Inc.                                         26,800    1,269,650
                                                                              ---------
                                                                              7,299,145

 FABRICATED METAL PRODUCTS (2.1%)
     Illinois Tool Works Inc.                                       16,000      953,000


 FOOD & KINDRED PRODUCTS (3.0%)
     The Coca-Cola Company                                          21,500    1,310,156


 GENERAL MERCHANDISE STORES (2.3%)
     Wal-Mart Stores, Inc.                                          19,300    1,025,313


 INDUSTRIAL MACHINERY & EQUIPMENT (14.5%)
     Applied Materials, Inc. (a)                                    32,000    1,222,000
     Cisco Systems, Inc. (a)                                        46,400    1,774,800
     E M C Corporation (a)                                          20,100    1,336,650
     Network Appliance, Inc. (a)                                    15,900    1,020,581
     Solectron Corporation (a)                                      31,600    1,071,240
                                                                              ---------
                                                                              6,425,271

 INSTRUMENTS & RELATED PRODUCTS (1.9%)
     JDS Uniphase Corporation (a)                                   20,000      832,500


 INSURANCE AGENTS BROKERS & SERVICES (2.1%)
     Marsh & McLennan Companies Inc.                                 8,000      936,000

                                                                Number of
 COMMON STOCKS (CONTINUED)                                        Shares          Value
                                                                ----------    ------------
 INSURANCE CARRIERS (3.8%)
   American International Group, Inc.                               17,224    $  1,697,641


 MOTION PICTURES (2.0%)
   Walt Disney Company                                              30,000         868,125


 OIL & GAS EXTRACTION (2.7%)
   Schlumberger Limited                                             15,000       1,199,063


 RETAIL-APPAREL & ACCESSORIES (1.4%)
   Gap, Inc.                                                        25,000         637,500


 RETAIL-BUILDING MATERIALS HARDWARE (2.5%)
   The Home Depot, Inc.                                             24,000       1,096,500


 RETAIL-MISCELLANEOUS (2.7%)
   Costco Wholesale Corporation (a)                                 30,000       1,199,063


 SECURITY & COMMODITY BROKERS (5.3%)
   Charles Schwab & Co.                                             35,600       1,010,150
   The Goldman Sachs Group, Inc.                                    12,600       1,347,413
                                                                                 ---------
                                                                                 2,357,563

 SERVICES-ENGINEERING, ACCOUNTING (2.0%)
   Halliburton Company                                             24,000          870,000


 WHOLESALE TRADE - DURABLE GOODS (2.3%)
   Johnson & Johnson                                                 9,500         998,094
                                                                                 ---------

 TOTAL COMMON STOCKS (COST $34,486,600)                                         43,667,008

                                                                Principal
                                                                  Amount
 SHORT-TERM SECURITIES (1.5%)                                   ----------
 REPURCHASE AGREEMENT (1.5%)
   State Street Bank, 3.50%, due 01/02/2001
   (Collateralized by U.S. Treasury Note, 6.50%,
   due 05/31/2002, value $688,410)                               $ 673,185         673,185
                                                                              ------------

 TOTAL SHORT-TERM SECURITIES (COST $673,185)                                       673,185
                                                                              ------------

 TOTAL INVESTMENTS (100.0%) (COST $35,159,785)                                $ 44,340,193
                                                                              ============

 (a)  Non-income producing.

 OTHER INFORMATION:
 Cost of purchases and proceeds from sales of securities, including short-term securities, for the six months ended December 31, 2000 aggregated $13,633,806 and $13,140,691, respectively. At December 31, 2000 net unrealized appreciation for tax purposes aggregated $9,180,408, of which $13,606,242 related to appreciated investments and $4,425,834 related to depreciated investments. The aggregate cost of securities was $35,197,370 for tax purposes.

 SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                       Statement of Assets and Liabilities

                          December 31, 2000 (Unaudited)

ASSETS
  Investments in securities, at value (cost $19,946,113) - See accompanying schedule                      $ 20,654,754
  Receivable for investments sold                                                                              690,957
  Cash                                                                                                         614,121
  Dividends and interest receivable                                                                            102,514
  Due from management company                                                                                   12,339
                                                                                                          -------------
    Total assets                                                                                            22,074,685

LIABILITIES
  Payable for investments purchased                                                                            314,533
  Accrued expenses                                                                                              50,791
  Redemptions payable                                                                                           15,149
                                                                                                          -------------
    Total liabilities                                                                                          380,473
                                                                                                          -------------

NET ASSETS                                                                                                $ 21,694,212
                                                                                                          ============

Net Assets consist of:
  Paid-in capital                                                                                         $ 23,238,028
  Undistributed net investment income                                                                          202,141
  Accumulated net realized loss on investments                                                              (2,454,598)
  Net unrealized appreciation on investments                                                                   708,641
                                                                                                          -------------

NET ASSETS, for 1,497,725 shares outstanding                                                              $ 21,694,212
                                                                                                          =============

NET ASSET VALUE, offering and redemption price per share                                                  $      14.48
                                                                                                          =============

                             Statement of Operations

                 Six Months Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME
  Dividends (net of foreign tax withheld of $175)                                                         $    252,085
  Interest                                                                                                      68,798
                                                                                                          -------------
    Total investment income                                                                                    320,883

EXPENSES
  Investment advisory and management fees                                                                       67,385
  Custody and accounting fees                                                                                   27,991
  Professional fees                                                                                             16,428
  Directors' fees and expenses                                                                                   8,898
  Printing expenses                                                                                              5,253
  Insurance                                                                                                      2,942
  Other expenses                                                                                                 2,184
                                                                                                          -------------
    Total expenses                                                                                             131,081
    Less: expense reimbursement                                                                                (12,339)
                                                                                                          -------------
    Total net expenses                                                                                         118,742
                                                                                                          -------------
Net investment income                                                                                          202,141

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                                          (1,319,748)
  Net unrealized appreciation during the period on investments                                               4,306,546
                                                                                                          -------------
Net realized and unrealized gain on investments                                                              2,986,798
                                                                                                          -------------

Net increase in net assets resulting from operations                                                      $  3,188,939
                                                                                                          =============

SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                       Statements of Changes in Net Assets

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                           DECEMBER 31,
                                                                                               2000               YEAR ENDED
                                                                                            (UNAUDITED)          JUNE 30, 2000
                                                                                        ------------------      ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                 $         202,141       $       575,556
  Net realized gain (loss) on investments                                                      (1,319,748)              633,670
  Net unrealized appreciation (depreciation) during the period on investments                   4,306,546           (12,023,155)
                                                                                        ------------------      ----------------
    Net increase (decrease) in net assets resulting from operations                              3,188,939          (10,813,929)

Distributions to shareholders from:
  Net investment income                                                                          (575,556)             (723,270)
  Net realized gain                                                                            (1,768,520)           (6,626,918)
                                                                                        ------------------      ----------------
Total distributions to shareholders                                                            (2,344,076)           (7,350,188)

Capital share transactions:
  Proceeds from sales of shares                                                                 1,604,011             5,703,152
  Proceeds from reinvested distributions                                                        2,344,076             7,350,188
  Cost of shares redeemed                                                                      (4,092,627)          (24,064,739)
                                                                                        ------------------      ----------------
     Net decrease in net assets resulting from share transactions                                (144,540)          (11,011,399)
                                                                                        ------------------      ----------------

Total increase (decrease) in net assets                                                           700,323           (29,175,516)

NET ASSETS
Beginning of period                                                                            20,993,889            50,169,405
                                                                                        ------------------      ----------------

End of period (including undistributed net investment income of ($202,141
  and $575,556, respectively)                                                           $      21,694,212       $    20,993,889
                                                                                        ==================      ================

OTHER INFORMATION
Shares:
  Sold                                                                                            115,170               265,906
  Issued through reinvestment of distributions                                                    183,379               526,288
  Redeemed                                                                                       (303,749)           (1,563,989)
                                                                                        ------------------      ----------------
    Net decrease                                                                                   (5,200)             (771,795)
                                                                                        ==================      ================

SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                              Financial Highlights

                                               SIX MONTHS
                                                 ENDED
                                               DECEMBER 31                                YEAR ENDED JUNE 30,
                                                  2000             ----------------------------------------------------------
                                             (UNAUDITED) (a)         2000        1999        1998         1997        1996
                                             --------------------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
   of period                                  $      13.97         $  22.06    $  21.02    $  20.63     $  16.17    $  12.59
 Income from investment operations:
   Net investment income                              0.15             0.39        0.33        0.26         0.26        0.18
   Net realized and unrealized
     gain (loss) on investments                       2.00            (5.12)       3.22        4.08         5.04        3.70
                                             --------------------------------------------------------------------------------
   Total from investment operations                   2.15            (4.73)       3.55        4.34         5.30        3.88

 Less distributions:
   From net investment income                        (0.40)           (0.33)      (0.28)      (0.26)       (0.19)      (0.19)
   From net realized gain                            (1.24)           (3.03)      (2.23)      (3.69)       (0.65)      (0.11)
                                             --------------------------------------------------------------------------------
   Total distributions                               (1.64)           (3.36)      (2.51)      (3.95)       (0.84)      (0.30)
                                             --------------------------------------------------------------------------------

 Net asset value, end of period               $      14.48         $  13.97    $  22.06    $  21.02     $  20.63    $  16.17
                                             ================================================================================

 TOTAL RETURN                                       16.96% (b)      (23.88%)     18.09%      23.36%       33.78%      31.22%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
   (in thousands)                             $     21,694         $ 20,994    $ 50,169    $ 46,436     $ 30,930    $ 19,705
 Ratio of expenses to average
   net assets                                        1.15%  (c)       1.08%       0.96%       0.94%        1.05%       1.06%
 Ratio of expenses to average net
   asset before voluntary
   expense reimbursement                             1.27%  (c)       1.08%       0.96%       0.94%        1.05%       1.07%
 Ratio of net investment income
   to average net assets                             1.95%  (c)       1.80%       1.56%       1.58%        1.62%       1.65%
 Ratio of net investment income
   to average net assets before
   voluntary expense reimbursement                   1.83%  (c)       1.80%       1.56%       1.58%        1.62%       1.64%
 Portfolio turnover rate                              114%  (b)         42%         50%         57%          88%         18%

(a) Effective November 1, 2000, EQSF Advisers, Inc. replaced Scudder Kemper Investments, Inc. as subdviser for the Portfolio. See Note 4.
(b)  Not annualized.
(c)  Annualized.

 SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                             Schedule of Investments

                          December 31, 2000 (Unaudited)

                                                                           Number of
 COMMON STOCKS (90.4%)                                                       Shares                Value
                                                                           ----------           -----------
 ELECTRIC GAS & SANITARY SERVICES (2.2%)
   Pacific Gas & Electric Company                                             500,000            $  460,171


 ELECTRICAL & ELECTRONIC MACHINERY (23.0%)
   American Power Conversion Corporation (a)                                   75,000               928,125
   AVX Corporation New                                                         60,000               982,500
   Brooks Automation Incorporated (a)                                          47,200             1,323,073
   FSI International Incorporated (a)                                         100,000               831,250
   Kemet Corporation (a)                                                       45,000               680,625
                                                                                                 -----------
                                                                                                  4,745,573

 HOLDING & OTHER INVESTMENT OFFICES (2.4%)
   Capital Southwest Corporation                                                9,500               499,938


 INDUSTRIAL MACHINERY & EQUIPMENT (14.8%)
   Cummins Engine Incorporated                                                 28,000             1,062,250
   Electro Scientific Industry Incorporated (a)                                25,000               699,219
   Electroglas Incorporated (a)                                                85,000             1,306,875
                                                                                                 -----------
                                                                                                  3,068,344

 INSTRUMENTS & RELATED PRODUCTS (4.5%)
   Credence Systems Corporation (a)                                            40,000               928,750


 INSURANCE CARRIERS (10.3%)
   Arch Capital Group Limited (a)                                              26,000               388,375
   Chiyoda Fire & Marine (a)                                                  210,000               578,175
   Enhance Financial Services Group Incorporated                               75,000             1,157,813
                                                                                                 -----------
                                                                                                  2,124,363

 NONDEPOSITORY INSTITUTIONS (5.1%)
   CIT Group Incorporated                                                      52,000             1,046,500


 RAILROAD TRANSPORTATION (1.3%)
   CSX Corporation                                                             10,600               274,938


                                                                            Number of
 COMMON STOCKS (continued)                                                   Shares                Value
                                                                           -----------          ------------
 RETAIL-AUTOMOTIVE DEALERS & GAS STATIONS (3.8%)
   Toyoda Automatic Loom Works                                                  40,000          $    784,143


 STONE CLAY & GLASS PRODUCTS (12.8%)
   USG Corporation                                                           2,050,000             2,637,500


 TRANSPORTATION EQUIPMENT (10.2%)
   PACCAR Incorporated                                                          20,500             1,010,266
   Trinity INDS Incorporated                                                    43,500             1,087,500
                                                                                                ------------
                                                                                                   2,097,766
                                                                                                ------------


 TOTAL COMMON STOCKS (Cost $17,959,345)                                                           18,667,986


                                                                            Principal
                                                                             Amount
                                                                           -----------
 SHORT-TERM SECURITIES (9.6%)
 U.S. GOVERNMENT OBLIGATIONS (4.8%)
   U.S. Treasury Bills, 5.70%, due 03/29/01                                $ 1,000,000               986,768


 REPURCHASE AGREEMENT (4.8%)
   State Street Bank, 3.50%, due 01/02/2001
   (Collateralized by U.S. Treasury Note, 11.25%,
   due 02/15/2015, value $1,021,565)                                         1,000,000             1,000,000
                                                                                                ------------


 TOTAL SHORT-TERM SECURITIES (Cost $1,986,768)                                                     1,986,768
                                                                                                ------------


 TOTAL INVESTMENTS (100.0%) (Cost $19,946,113)                                                  $ 20,654,754
                                                                                                ============


 OTHER INFORMATION:

   Cost of purchases and proceeds from sales of securities, including short-term securities, for the six months ended December 31, 2000 aggregated $21,885,155 and $25,342,279, respectively. At December 31, 2000 net unrealized appreciation for tax purposes aggregated $708,641, of which $1,445,765 related to appreciated investments and $737,124 related to depreciated investments. The aggregate cost of securities was $21,238,510 for tax purposes.


 (a) Non-income producing.


 SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                       Statement of Assets and Liabilities

                          December 31, 2000 (Unaudited)

ASSETS
Investments in securities, at value (cost $11,459,872) - See accompanying schedule                       $ 10,853,164
Receivable for investments sold                                                                               388,925
Due from management company                                                                                    18,331
Dividends and interest receivable                                                                              13,870
                                                                                                         -------------
Total assets                                                                                               11,274,290

LIABILITIES
Payable for investments purchased                                                                             324,430
Accrued expenses                                                                                               30,462
Cash overdraft                                                                                                 29,725
Redemptions payable                                                                                               406
                                                                                                         -------------
Total liabilities                                                                                             385,023
                                                                                                         -------------

NET ASSETS                                                                                               $ 10,889,267
                                                                                                         =============

Net Assets consist of:
Paid-in capital                                                                                          $ 11,127,983
Undistributed net investment income                                                                            40,990
Accumulated undistributed net realized gain on investments                                                    327,002
Net unrealized depreciation on investments                                                                   (606,708)
                                                                                                         -------------

NET ASSETS, for 1,249,156 shares outstanding                                                             $ 10,889,267
                                                                                                         =============

NET ASSET VALUE, offering and redemption price per share                                                 $       8.72
                                                                                                         =============

                             Statement of Operations

                 Six Months Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends                                                                                                $     57,553
Interest                                                                                                       69,759
                                                                                                         -------------
Total investment income                                                                                       127,312

EXPENSES
Investment advisory and management fees                                                                        55,445
Custody and accounting fees                                                                                    16,633
Professional fees                                                                                              15,754
Directors' fees and expenses                                                                                    8,898
Printing expenses                                                                                               3,095
Insurance                                                                                                       2,942
Other expenses                                                                                                  1,886
                                                                                                         -------------
Total expenses                                                                                                104,653
Less:  expense reimbursement                                                                                  (18,331)
                                                                                                         -------------
Total net expenses                                                                                             86,322
                                                                                                         -------------
Net investment income                                                                                          40,990

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments                                                                                                   482,397
Futures contracts                                                                                              43,083
                                                                                                         -------------
Net realized gain                                                                                             525,480

Net unrealized depreciation during the period on:
Investments                                                                                                  (983,067)
Futures contracts                                                                                              (7,725)
                                                                                                         -------------
Net unrealized depreciation during the period                                                                (990,792)
                                                                                                         -------------
Net realized and unrealized loss on investments                                                              (465,312)
                                                                                                         -------------

Net decrease in net assets resulting from operations                                                     $   (424,322)
                                                                                                         =============


SEE ACCOMPANYING NOTES.

                       Gabelli Large Cap Value Portfolio

                       Statements of Changes in Net Assets

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 DECEMBER 31,
                                                                                    2000               YEAR ENDED
                                                                                 (UNAUDITED)          JUNE 30, 2000
                                                                                --------------        --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                         $      40,990         $     342,115
  Net realized gain on investments                                                    525,480             1,200,877
  Net unrealized depreciation during the period on investments                       (990,792)           (2,276,168)
                                                                                ---------------       --------------
    Net decrease in net assets resulting from operations                             (424,322)             (733,176)

Distributions to shareholders from:
  Net investment income                                                              (342,115)             (411,239)
  Net realized gain                                                                (1,387,958)           (6,010,725)
                                                                                --------------        --------------
    Total distributions to shareholders                                            (1,730,073)           (6,421,964)

Capital share transactions:
  Proceeds from sales of shares                                                     1,079,131             2,825,128
  Proceeds from reinvested distributions                                            1,730,073             6,421,964
  Cost of shares redeemed                                                          (4,041,153)          (18,825,911)
                                                                                --------------        --------------
    Net decrease in net assets resulting from share transactions                   (1,231,949)           (9,578,819)
                                                                                --------------        --------------

Total decrease in net assets                                                       (3,386,344)          (16,733,959)

NET ASSETS
Beginning of period                                                                14,275,611            31,009,570
                                                                                --------------        --------------

End of period (including undistributed net investment income of ($40,990
  and $342,115, respectively)                                                   $  10,889,267         $  14,275,611
                                                                                ==============        ==============

OTHER INFORMATION
Shares:
  Sold                                                                                118,205               287,813
  Issued through reinvestment of distributions                                        183,727               611,977
  Redeemed                                                                           (413,159)           (1,756,390)
                                                                                --------------        --------------
    Net decrease                                                                     (111,227)             (856,600)
                                                                                ==============        ==============


SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                              Financial Highlights

                                                   SIX MONTHS
                                                      ENDED
                                                   DECEMBER 31                               YEAR ENDED JUNE 30,
                                                       2000   ----------------------------------------------------------------------
                                                   (UNAUDITED) (a)        2000        1999         1998         1997         1996
                                                   ---------------------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
   of period                                       $        10.49       $  13.99    $  17.56    $   14.63     $  14.11     $  13.02
 Income (loss) from investment operations:
   Net investment income                                     0.07           0.28        0.21         0.14         0.19         0.21
   Net realized and unrealized
     gain (loss) on investments                             (0.36)         (0.49)      (1.04)        2.97         2.20         1.21
                                                   ---------------------------------------------------------------------------------
   Total from investment operations                         (0.29)         (0.21)      (0.83)        3.11         2.39         1.42

 Less distributions:
   From net investment income                               (0.29)         (0.21)      (0.16)       (0.18)       (0.22)       (0.33)
   From net realized gain                                   (1.19)         (3.08)      (2.58)          -         (1.65)          -
                                                   ---------------------------------------------------------------------------------
   Total distributions                                      (1.48)         (3.29)      (2.74)       (0.18)       (1.87)       (0.33)
                                                   ---------------------------------------------------------------------------------

   Net asset value, end of period                  $         8.72       $  10.49    $  13.99    $   17.56     $  14.63      $ 14.11
                                                   =================================================================================

 TOTAL RETURN                                              (3.97%)(b)     (0.52%)     (3.73%)      21.38%       18.63%       11.06%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
   (in thousands)                                  $       10,889       $ 14,276    $ 31,010    $  47,450     $ 42,848     $ 40,222
 Ratio of expenses to average
   net assets                                               1.40% (c)      1.41%       1.23%        1.18%        1.28%        1.25%
 Ratio of expenses to average net
   asset before voluntary
   expense reimbursement                                    1.70% (c)      1.41%       1.23%        1.18%        1.28%        1.25%
 Ratio of net investment income
   to average net assets                                    0.67% (c)      1.73%       1.13%        0.80%        1.29%        1.55%
 Ratio of net investment income
   to average net assets before
   voluntary expense reimbursement                          0.37% (c)      1.73%       1.13%        0.80%        1.29%        1.55%
 Portfolio turnover rate                                     135% (b)       207%        109%          65%          89%         105%

(a) Effective November 1, 2000, Gabelli Asset Management Company replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio. See Note 4.
(b)  Not annualized.
(c)  Annualized.


SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                             Schedule of Investments

                          December 31, 2000 (Unaudited)

                                                                Number of
                                                                  Shares           Value
 COMMON STOCKS (100.0%)                                         ----------      ------------
 BASIC CHEMICAL, PLASTICS & SYNTHETICS (5.4%)
   American Home Products Corporation                                4,600      $    292,330
   Hercules Incorporated (a)                                         9,400           179,188
   Schering-Plough Corporation                                       2,000           113,500
                                                                                ------------
                                                                                     585,018

 BUSINESS SERVICES (3.9%)
   Cendant Corporation (a)                                          43,500           418,688


 COMMUNICATIONS (15.0%)
   Alltel Corporation                                                1,900           118,630
   AT&T Wireless Group (a)                                           7,300           126,380
   Bellsouth Corporation                                             3,100           126,905
   Nextel Communications Incorporated (a)                            7,000           173,030
   Qwest Communications International, Inc. (a)                      3,312           135,792
   SBC Communications, Inc.                                          3,400           162,350
   Sprint Corporation                                               12,200           247,813
   USA Networks Incorporated (a)                                     4,000            77,875
   Verizon Communications                                            3,100           155,388
   Worldcom Incorporated (a)                                        21,800           306,563
                                                                                ------------
                                                                                   1,630,726

 DEPOSITORY INSTITUTIONS (5.8%)
   Providian Financial Corporation                                   7,800           448,500
   Washington Mutual Incorporated                                    3,500           185,719
                                                                                ------------
                                                                                     634,219

 ELECTRIC GAS & SANITARY SERVICES (6.4%)
   EOG Resources Incorporated                                        3,300           180,469
   Kinder Morgan Incorporated KANS                                   3,000           156,563
   Williams Companies Incorporated                                   9,000           359,438
                                                                                ------------
                                                                                     696,470

 ELECTRICAL & ELECTRONIC MACHINERY (17.0%)
   Analog Devices Incorporated (a)                                   6,200           317,360
   General Motors Corporation (a)                                   11,500           264,500
   Gilat Satellite Networks Limited (a)                              5,200           132,275
   Intel Corporation                                                 6,000           180,375
   Lucent Technologies Incorporated (a)                             11,900           160,650
   Motorola Incorporated (a)                                        16,900           342,225
   Qualcomm Incorporated (a)                                         2,700           221,822
   Tellabs Incorporated (a)                                          4,000           225,875
                                                                                ------------
                                                                                   1,845,082

 INDUSTRIAL MACHINERY & EQUIPMENT (10.3%)
   Apple Computer                                                    8,700           129,140
   Axcelis Technologies Incorporated                                21,400           190,259
   Baker Hughes Incorporated                                         6,100           253,531
   Compaq Computer Corporation                                      29,100           437,955
   Parker Hannifin Corporation                                       2,500           110,313
                                                                                ------------
                                                                                   1,121,198

 INSTRUMENTS & RELATED PRODUCTS (1.9%)
   Raytheon Company                                                  6,600           205,013


 INSURANCE CARRIERS (4.5%)
   Conseco, Inc.                                                    12,200           160,888
   Unumprovident Corporation                                        12,300           330,563
                                                                                ------------
                                                                                     491,451

 MISCELLANEOUS MANUFACTURING INDUSTRIES (1.9%)
   Mattel Incorporated                                              14,100           203,604

                                                                Number of
                                                                  Shares           Value
 COMMON STOCKS (Continued)                                      ----------      ------------
 NATIONAL COMMERCIAL BANK (2.8%)
   FleetBoston Financial Corporation                                 8,200      $    308,013


 NONDEPOSITORY INSTITUTIONS (5.2%)
   CIT Group Incorporated                                           12,000           241,500
   Countrywide Credit Industries, Inc.                               2,500           125,625
   Household International Incorporated                              3,500           192,500
                                                                                ------------
                                                                                     559,625

 OIL & GAS EXTRACTION (1.5%)
   Burlington Resources Incorporated                                 3,300           166,650


 PAPER & ALLIED PRODUCTS (1.4%)
   International Paper Company                                       3,600           146,925


 PETROLEUM & COAL PRODUCTS (1.2%)
   Conoco Incorporated                                               4,600           133,113


 PETROLEUM REFINING (1.3%)
   Exxon Mobil Corporation                                           1,624           141,187


 RETAIL-APPAREL & ACCESSORIES (2.0%)
   Gap, Inc.                                                         8,600           219,300


 SECURITY & COMMODITY BROKERS (1.9%)
   Lehman Brothers Holdings, Inc.                                    3,100           209,638


 SERVICES-AUTO REPAIR GARAGES (1.5%)
   Ryder Systems Incorporated                                        9,500           157,938


 TOBACCO MANUFACTURERS OR CIGARETTES (3.6%)
   Philip Morris Companies Incorporated                              8,800           387,200


 TRANSPORTATION EQUIPMENT (5.5%)
   Delphi Automotive Systems Corporation                            18,500           208,125
   Eaton Corporation                                                 2,700           203,006
   Rockwell International Corporation                                3,800           180,975
                                                                                ------------
                                                                                     592,106
                                                                                ------------

 TOTAL COMMON STOCKS (Cost $11,459,872)                                           10,853,164
                                                                                ------------


 TOTAL INVESTMENTS (100.0%) (Cost $11,459,872)                                  $ 10,853,164
                                                                                ============

 (a) Non-income producing.

 OTHER INFORMATION:
   Cost of purchases and proceeds from sales of securities, including short-term securities, for the six months ended December 31, 2000 aggregated $14,572,844 and $17,505,172, respectively. At December 31, 2000 net unrealized depreciation for tax purposes aggregated $606,708, of which $770,281 related to appreciated investments and $1,376,989 related to depreciated investments. The aggregate cost of securities was $11,650,625 for tax purposes.

 SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                       Statement of Assets and Liabilities

                          December 31, 2000 (Unaudited)

 ASSETS
   Investments in securities, at value (cost $5,102,398) - See accompanying schedule                     $ 5,419,812
   Receivable for capital shares sold                                                                         70,707
   Cash                                                                                                       14,631
   Dividends and interest receivable                                                                           2,768
   Due from management company                                                                                 1,251
                                                                                                         ------------
     Total assets                                                                                          5,509,169

 LIABILITIES
   Accrued expenses                                                                                           19,042
                                                                                                         ------------

 NET ASSETS                                                                                              $ 5,490,127
                                                                                                         ============

 Net Assets consist of:
   Paid-in capital                                                                                       $ 5,300,816
   Undistributed net investment income                                                                        13,491
   Accumulated undistributed net realized loss on investments                                               (141,594)
   Net unrealized appreciation on investments                                                                317,414
                                                                                                         ------------

 NET ASSETS, for 464,333 shares outstanding                                                              $ 5,490,127
                                                                                                         ============

 NET ASSET VALUE, offering and redemption price per share                                                $     11.82
                                                                                                         ============

                             Statement of Operations

                 Six Months Ended December 31, 2000 (Unaudited)

 INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $22)                                                        $    21,079
   Interest                                                                                                   35,484
   Other income                                                                                                  196
                                                                                                         ------------
     Total investment income                                                                                  56,759

 EXPENSES
   Investment advisory and management fees                                                                    29,311
   Custody and accounting fees                                                                                24,690
   Professional fees                                                                                          15,605
   Directors' fees and expenses                                                                                8,898
   Printing expenses                                                                                           3,095
   Insurance                                                                                                   2,942
   Other expenses                                                                                              2,184
                                                                                                         ------------
     Total expenses                                                                                           86,725
     Less:  expense reimbursement                                                                            (43,457)
                                                                                                         ------------
     Total net expenses                                                                                       43,268
                                                                                                         ------------
 Net investment income                                                                                        13,491

 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
     Investments                                                                                              18,012
     Futures contracts                                                                                        18,965
                                                                                                         ------------
       Net realized gain                                                                                      36,977

   Net unrealized appreciation during the period on investments                                              122,899
                                                                                                         ------------

 Net realized and unrealized gain on investments                                                             159,876
                                                                                                         ------------

 Net increase in net assets resulting from operations                                                    $   173,367
                                                                                                         ============


 SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                       Statements of Changes in Net Assets

                                                                                        SIX MONTHS
                                                                                           ENDED
                                                                                        DECEMBER 31,
                                                                                            2000              YEAR ENDED
                                                                                        (UNAUDITED)          JUNE 30, 2000
                                                                                      ----------------      ----------------
 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income                                                              $        13,491       $       107,049
   Net realized gain on investments                                                            36,977                65,709
   Net unrealized appreciation (depreciation) during the period on investments                122,899              (591,567)
                                                                                      ----------------      ----------------
     Net increase (decrease) in net assets resulting from operations                          173,367              (418,809)

   Distributions to shareholders from:
   Net investment income                                                                     (107,049)              (87,679)
                                                                                      ----------------      ----------------
     Total distributions to shareholders                                                     (107,049)              (87,679)

 Capital share transactions:
   Proceeds from sales of shares                                                              321,742             1,323,230
   Proceeds from reinvested distributions                                                     107,049                87,679
   Cost of shares redeemed                                                                   (921,714)           (5,982,065)
                                                                                      ----------------      ----------------
     Net decrease in net assets resulting from share transactions                            (492,923)           (4,571,156)
                                                                                      ----------------      ----------------

 Total decrease in net assets                                                                (426,605)           (5,077,644)

 NET ASSETS
 Beginning of period                                                                        5,916,732            10,994,376
                                                                                      ----------------      ----------------

 End of period (including undistributed net investment income of ($13,491
   and $107,049, respectively)                                                        $     5,490,127       $    5,916,732
                                                                                      ================      ================

 OTHER INFORMATION
 Shares:
   Sold                                                                                        28,077               112,694
   Issued through reinvestment of distributions                                                 9,022                 7,408
   Redeemed                                                                                   (80,990)             (515,074)
                                                                                      ----------------      ----------------
     Net decrease                                                                             (43,891)             (394,972)
                                                                                      ================      ================

SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                              Financial Highlights

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31
                                                      2000                       YEAR ENDED JUNE 30,
                                                                         ---------------------------------------------------------
                                                  (UNAUDITED) (a)          2000        1999        1998         1997        1996
                                                 ---------------------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
   of period                                      $        11.64          $ 12.17    $  17.58    $  14.85     $  13.61    $  11.62
 Income (loss) from investment operations:
   Net investment income                                    0.04             0.21        0.10        0.04         0.16        0.11
   Net realized and unrealized
     gain (loss) on investments                             0.36            (0.64)      (1.80)       3.48         2.41        2.04
                                                 ---------------------------------------------------------------------------------
   Total from investment operations                         0.40            (0.43)      (1.70)       3.52         2.57        2.15

 Less distributions:
   From net investment income                              (0.22)           (0.10)      (0.04)      (0.14)       (0.14)      (0.16)
   From net realized gain                                    -                -         (3.67)      (0.65)       (1.19)        -
                                                 ---------------------------------------------------------------------------------
   Total distributions                                     (0.22)           (0.10)      (3.71)      (0.79)       (1.33)      (0.16)
                                                 ---------------------------------------------------------------------------------

 Net asset value, end of period                   $        11.82          $ 11.64    $  12.17    $  17.58     $  14.85    $  13.61
                                                 =================================================================================

 TOTAL RETURN                                              3.42%  (b)      (3.52%)     (9.24%)     23.72%       20.37%      18.69%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
   (in thousands)                                 $        5,490          $ 5,917    $ 10,994    $ 14,688     $ 11,161    $ 11,698
 Ratio of expenses to average
   net assets                                              1.55%  (c)       1.55%       1.54%       1.52%        1.55%       1.55%
 Ratio of expenses to average net
   asset before voluntary
   expense reimbursement                                   3.11%  (c)       2.25%       1.64%       1.56%        1.82%       1.83%
 Ratio of net investment income
   to average net assets                                   0.48%  (c)       1.33%       0.71%       0.26%        0.97%       1.06%
 Ratio of net investment income (loss)
   to average net assets before
   voluntary expense reimbursement                        (1.08%) (c)       0.63%       0.61%       0.22%        0.70%       0.78%
 Portfolio turnover rate                                    232%  (b)        224%         76%        113%          59%        101%

 (a) Effective November 1, 2000, BAMCO, Inc. replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio. See Note 4.
 (b)  Not annualized.
 (c)  Annualized.


 SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                             Schedule of Investments

                          December 31, 2000 (Unaudited)

                                                                 Number of
                                                                   Shares           Value
                                                                 ---------          -----
 COMMON STOCKS (91.9%)
 AMUSEMENT & RECREATIONS (1.8%)
   Intrawest Corporation                                             5,000          $ 99,688


 BUSINESS SERVICES (7.8%)
   Catalina Marketing Corporation (a)                                3,000           116,813
   Doubleclick Incorporated (a)                                      5,000            54,844
   Getty Images Incorporated (a)                                     1,500            47,906
   True North Communications                                         2,000            85,000
   Sothebys Holdings Incorporated (a)                                5,000           115,938
                                                                                    --------
                                                                                     420,501

 CARE FACILITY (3.6%)
   Manor Care Incorporated (a)                                       9,400           193,875


 COMMUNICATION SERVICES (12.4%)
   CoreComm Limited (a)                                             20,000            99,063
   Entercom Communications Corporation (a)                           3,000           103,313
   Motient Corporation (a)                                           4,000            16,250
   Radio One Incorporated (a)                                       10,000           108,276
   Rural Celluar Corporation (a)                                     2,000            59,188
   SBA Communcations Corporation (a)                                 4,000           164,250
   XM Satellite Radio Holdings Incorporated (a)                      7,500           120,000
                                                                                   ---------
                                                                                     670,340

 DATA PROCESS & PREPARATION (1.1%)
   Kronos Incorporated (a)                                           2,000            61,938


 DRILLING OIL & GAS WELLS (3.7%)
   Chiles Offshore Incorporated (a)                                  8,000           200,000


 FURNITURE & FIXTURES (3.7%)
   Ethan Allen Interiors Incorporated                                6,000           201,000


 GENERAL MERCHANDISE STORES (2.7%)
   Dollar Tree Stores Incorporated (a)                               6,000           147,188


 GLASS CONTAINERS (1.7%)
   Libbey Incorporated                                               3,000            91,125


 GROCERIES (2.8%)
   Smart & Final Incorporated (a)                                   18,000           153,000


 HOTELS & OTHER LODGING PLACES (9.7%)
   Extended Stay America Incorporated (a)                            8,000           102,800
   Sun International Hotels Limited (a)                             10,000           237,500
   Vail Resorts Incorporated (a)                                     8,000           187,500
                                                                                    --------
                                                                                     527,800


 INFORMATION RETRIEVAL SERVICES (4.8%)
   Choicepoint Incorporated (a)                                      4,000           262,250


 INORGANIC CHEMISTRY (3.0%)
   OM Group Incorporated                                             3,000           163,875


 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (3.5%)
   Devry Incorporated DEL (a)                                        5,000           188,750

                                                                 Number of
                                                                   Shares          Value
 COMMON STOCKS (CONTINUED)                                       ---------      -----------
 NATURAL GAS DISTRIBUTION (1.7%)
   Southern UN Company (a)                                           3,500        $   92,750


 NONDEPOSITORY INSTITUTIONS (1.7%)
   Medallion Financial Corporation                                   6,500            94,047


 OIL & GAS EXTRACTION (2.9%)
   Seacor Smit Incorporated (a)                                      3,000           157,875


 PHARMACEUTICAL PREPARATIONS (2.5%)
   Cell Genesys Incorporated (a)                                     6,000           137,250


 RADIO BROADCASTING (4.8%)
   Cox Radio Incorporated (a)                                        5,500           124,094
   Saga Communications (a)                                           9,000           133,875
                                                                                 -----------
                                                                                     257,969

 RETAIL-APPAREL & ACCESSORIES (3.5%)
   Polo Ralph Lauren Corporation (a)                                 8,500           189,656


 SERVICES-EDUCATIONAL (6.7%)
   Apollo Group Incorporated (a)                                     6,500           276,750
   DVI Incorporated (a)                                              5,000            85,313
                                                                                 -----------
                                                                                     362,063

 THEATER PRODUCTION (2.9%)
   Westwood One Incorporated (a)                                     8,000           154,500


 TRANSPORTATION SERVICES (0.9%)
   Expedia Incorporated (a)                                          5,000            48,438


 WATER TRANSPORTATION (2.0%)
   American Classic Voyages Company (a)                              8,000           107,250
                                                                                 -----------


 TOTAL COMMON STOCKS (COST $4,665,714)                                             4,983,128

                                                                 Principal
                                                                  Amount
                                                                 ---------
 SHORT-TERM SECURITIES (8.1%)
 REPURCHASE AGREEMENT (8.1%)
   State Street Bank, 3.5%, due 01/02/2001
   (Collateralized by U.S. Treasury Note, 6.625%,
   due 04/30/2002, value $446,419)                               $ 436,684           436,684
                                                                                 -----------

 TOTAL SHORT-TERM SECURITIES (COST $436,684)                                         436,684
                                                                                 -----------

 TOTAL INVESTMENTS (100%) (COST $5,102,398)                                      $ 5,419,812
                                                                                 ===========

 (a) Non-income producing.

 OTHER INFORMATION:
   Cost of purchases and proceeds from sales of securities, including short-term securities, for the six months ended December 31, 2000 aggregated $10,277,544 and $10,755,092, respectively. At December 31, 2000 net unrealized appreciation for tax purposes aggregated $317,414, of which $548,433 related to appreciated investments and $231,019 related to depreciated investments. The aggregate cost of securities was $5,147,509 for tax purposes.

 SEE ACCOMPANYING NOTES.

                             The Legends Fund, Inc.

                          Notes to Financial Statements

                          December 31, 2000 (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value (formerly Scudder Kemper Value), Gabelli Large Cap Value (formerly Zweig Asset Allocation) and Baron Small Cap (formerly Zweig Equity (Small Cap)). Each Portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each Portfolio separately and to allocate general liabilities of the Fund to each Portfolio based on the net asset value of each Portfolio.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter of shares of the Fund, which are distributed to a variable annuity separate account both of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") effective March 3, 2000.

Effective November 1, 2000, the Fund entered into new sub-advisory agreements between Touchstone Advisors and Gabelli Asset Management Company; BAMCO, Inc.; and EQSF Advisers, Inc. (See Note 4). The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current big and the asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

                             The Legends Fund, Inc.

1.  ORGANIZATION (CONTINUED)

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued at using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund of the Fund are valued at fair value and determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of near average for all of the Portfolios except Gabelli Large Cap Value, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue code applicable to regulated investment companies and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 2000, the Baron Small Cap Portfolio had a capital loss carryforward of $133,460, which expires in 2007 and 2008.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, post-October capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2000, there were no futures contracts held in the Portfolios.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                             The Legends Fund, Inc.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

    -------------------------------------------------------------------------------------------------
    PORTFOLIO                                             MANAGEMENT FEE         SUB-ADVISORY FEE
    -------------------------------------------------------------------------------------------------
    Harris Bretall Sullivan & Smith Equity Growth              0.65%                  0.40%
    Third Avenue Value                                         0.65%                  0.40%
    Gabelli Large Cap Value                                    0.90%                  0.65%
    Baron Small Cap                                            1.05%                  0.80%
    -------------------------------------------------------------------------------------------------

Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.50% of average daily net assets. Touchstone Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. CAPITAL SHARES

At December 31, 2000, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At December 31, 2000, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares for each of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios.

At December 31, 2000, Integrity, through its Separate Account II, and National Integrity, through its Separate Account II, were the record owners of all the outstanding shares of the Fund.

4. SHAREHOLDER MEETINGS/PROXY VOTE

At a Special meeting of Shareholders of the Fund held on October 19, 2000, shareholders approved the termination of the existing sub-advisory agreements for the Scudder Kemper Value Portfolio, Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap)

                             The Legends Fund, Inc.

4. SHAREHOLDER MEETINGS/PROXY VOTE (CONTINUED)

Portfolio of the Fund, effective November 1, 2000. Shareholders also approved new sub-advisory agreements for these Portfolios between Touchstone Advisors and three new sub-advisors, effective November 1, 2000. The new names of each Portfolio and their respective new Sub-Advisers are as follows:

-------------------------------------------------------------------------------------------------------------
             PORTFOLIO                        NEW PORTFOLIO NAME                    NEW SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
Scudder Kemper Value Portfolio        Third Avenue Value Portfolio         EQSF Advisers, Inc.
Zweig Asset Allocation Portfolio      Gabelli Large Cap Value Portfolio    Gabelli Asset Management Co.
Zweig Equity Portfolio                Baron Small Cap Portfolio            BAMCO, Inc.
-------------------------------------------------------------------------------------------------------------

With respect to the Third Avenue Value Portfolio, shareholders approved changing the Portfolio's investment objective to eliminate a secondary objective of seeking current income, in order to permit the New Sub-Adviser more flexibility in pursuing its investment strategy. In addition, shareholders approved changing the Third Avenue Portfolio's status as a diversified investment company under the 1940 Act, to that of a non-diversified investment company under the 1940 Act. This generally means that the Portfolio will have fewer investments than diversified mutual funds of comparable size. Non-diversified funds can be more volatile than diversified funds because adverse business, economic, political or regulatory developments affecting a single issuer may potentially have a greater adverse impact on the fund's performance than if the fund's assets were invested in a greater number of issuers.

No other changes to the Portfolios' fundamental policies were proposed. However, each new Sub-Adviser intends to employ a principal investment strategy that differs in certain respects from that previously employed for its respective Portfolio.

Reported below is each matter voted upon at that meeting as well as the number of votes cast for, against or withheld, the number of abstenstions and the number of broker-non-votes with respect to such matters. Abstentions have the effect of a negative vote on a proposal. The results are set forth as followed:

1. (a) The Scudder Kemper Value Portfolio Shareholders approved a new sub-advisory agreement between Touchstone Advisors (the "Manager") and EQSF Advisers, Inc.

--------------------------------------------------------------------------------------
       Shares                 Shares                                    Broker
      Voted "For"         Voted "Against"         Abstentions          Non-Votes
--------------------------------------------------------------------------------------
      813,812.413            13,762.478             62,758.476              -
--------------------------------------------------------------------------------------

                             The Legends Fund, Inc.

4. SHAREHOLDER MEETINGS/PROXY VOTE (UNAUDITED) (CONTINUED)

   (b) The Zweig Asset Allocation Portfolio Shareholders approved a new sub-advisory agreement between the Manager and Gabelli Asset Management Company.

-------------------------------------------------------------------------------------
        Shares                Shares                                    Broker
      Voted "For"         Voted "Against"         Abstentions          Non-Votes
-------------------------------------------------------------------------------------
      631,946.312           18,488.890            36,128.710               -
-------------------------------------------------------------------------------------

   (c) The Zweig Equity (Small Cap) Allocation Portfolio Shareholders approved a new sub-advisory agreement between the Manager and BAMCO, Inc.

-------------------------------------------------------------------------------------
        Shares                Shares                                    Broker
      Voted "For"         Voted "Against"         Abstentions          Non-Votes
-------------------------------------------------------------------------------------
      324,111.484            5,445.939            12,878.886               -
-------------------------------------------------------------------------------------

2. (a) The Scudder Kemper Value Portfolio Shareholders approved a proposal to amend the investment objective of the Scudder Kemper Value Portfolio.

-------------------------------------------------------------------------------------
        Shares                Shares                                    Broker
      Voted "For"         Voted "Against"         Abstentions          Non-Votes
-------------------------------------------------------------------------------------
      813,449.892           16,578.649            60,304.826               -
-------------------------------------------------------------------------------------

   (b) The Scudder Kemper Value Portfolio Shareholders approved a proposal to change the Portfolio's status from diversified to non-diversified.

-------------------------------------------------------------------------------------
        Shares                Shares                                    Broker
      Voted "For"         Voted "Against"         Abstentions          Non-Votes
-------------------------------------------------------------------------------------
      773,010.746           34,014.195            83,308.426               -
-------------------------------------------------------------------------------------

THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

       Principal offices located at:
[LOGO] 515 WEST MARKET STREET
       LOUISVILLE, KENTUCKY 40202